Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	the release of material non-public information is not timed on the basis of option or equity grant dates.
Award Timing Method
The C&LD Committee approves and grants annual equity awards at approximately the same time every year. Each year, the C&LD Committee approves the dollar value of annual LTIP and PSP awards at the August meeting for grant on the first business day in October. Stock options granted under the STAR annual incentive program are issued on the last business day on or before September 15, after the STAR payouts are approved by the C&LD Committee at the August meeting and consistent with the timing of the U.S. STAR cash payments. Retirement RSUs are always granted on the first Thursday in August. Outside of the annual grant cycle, we may make RSU awards in connection with a new hire package or retention grant. These grants are typically made on the first business day of each month.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards, including options, are not granted in anticipation of the release of material non-public
information, and the release of material
non-public
information is not timed on the basis of option or equity grant dates.